Investment Contract Liabilities - Summary of Movement in Investment Contract Liabilities Measured at Fair Value (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Investment Contract Liabilities [Line Items]
Beginning balance	CAD 3,275
Ending balance	3,126	CAD 3,275
Fair value [Member]
Disclosure of Investment Contract Liabilities [Line Items]
Beginning balance	631	785
New policies	50	53
Changes in market conditions	76	(103)
Redemptions, surrenders and maturities	(72)	(83)
Impact of changes in foreign exchange rates	(46)	(21)
Ending balance	CAD 639	CAD 631